Financial Instruments - Balance Sheet Grouping (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	$ 1,643.6	$ 1,648.5
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	18.5	34.6
Investment contracts without a fixed maturity	590.2	543.9
Long-term debt	6,481.3	3,977.7
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	1,698.6	1,703.7
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	18.5	34.9
Investment contracts without a fixed maturity	611.1	559.4
Long-term debt	7,408.7	4,643.1
Level 1 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	0
Investment contracts without a fixed maturity	0
Long-term debt	0
Level 2 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	0
Investment contracts without a fixed maturity	0
Long-term debt	7,408.7
Level 3 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	1,698.6
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	18.5
Investment contracts without a fixed maturity	611.1
Long-term debt	$ 0